- Principal Payments (Detail) CAD in Thousands	Dec. 31, 2016 CAD
Long-term Debt, Fiscal Year Maturity [Abstract]
2017	CAD 1,871,864
2018	461,058
2019	284,243
2020	147,264
2021	157,626
Thereafter	979,210
Total, including adjustment	CAD 3,901,265